Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Accumulated Translation Adjustment CNY	Dec. 31, 2012 Accumulated Translation Adjustment CNY	Dec. 31, 2011 Accumulated Translation Adjustment CNY	Dec. 31, 2013 Accumulated Translation Adjustment USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(57,367)	(54,779)	1,474	(57,367)	(54,779)	1,474	$ (13,643)
Other comprehensive loss	(4,166)	(25,222)	(2,588)	(56,253)	(25,222)	(2,588)	(56,253)
Ending balance	$ (13,643)	(82,589)	(57,367)	(54,779)	(82,589)	(57,367)	(54,779)	$ (13,643)